SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Sales and marketing expenses
Advertising costs	$ 305.2	$ 319.7	$ 321.0
Mobile subscribers | Minimum
Estimated average subscriber life
Estimated subscriber's life (in years)	1
Mobile subscribers | Maximum
Estimated average subscriber life
Estimated subscriber's life (in years)	5
Residential wireline voice phone subscribers
Estimated average subscriber life
Estimated subscriber's life (in years)	15
Residential subscribers of broadband internet service
Estimated average subscriber life
Estimated subscriber's life (in years)	1
Other fixed line subscribers | Minimum
Estimated average subscriber life
Estimated subscriber's life (in years)	3
Other fixed line subscribers | Maximum
Estimated average subscriber life
Estimated subscriber's life (in years)	5